Marketable Securities - Summary Of Marketable Securities In Equity Securities With Readily Determinable Market Prices (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities [Line Items]
Gross unrealized gains	$ 0	$ 95,000	$ (866,000)	$ 659,000
Fair value				1,070,000
Marketable Securities [Member]
Marketable Securities [Line Items]
Gross unrealized gains			(866,000)	659,000
Fair value			0	1,070,000	$ 428,000
Marketable Securities [Member] | Common Stock [Member]
Marketable Securities [Line Items]
Cost			0	204,000
Gross unrealized gains			0	866,000
Fair value			$ 0	$ 1,070,000